Consolidated Statements of Partners' Equity - USD ($) $ in Thousands	Series A Preferred	Series B Preferred	Common	General Partner	Total
Balance at the beginning at Dec. 31, 2021	$ 73,216	$ 53,498	$ 254,734	$ 36	$ 381,484
Balance at the beginning (shares) at Dec. 31, 2021	3,000,000	2,200,000	36,802,247	35,526
Net income	$ 6,750	$ 4,813	$ 42,405	$ 42	54,010
Distributions declared and paid (preferred units) (Note 8)	(6,750)	(4,813)			(11,563)
Balance at the end at Dec. 31, 2022	$ 73,216	$ 53,498	$ 297,139	$ 78	423,931
Balance at the end (shares) at Dec. 31, 2022	3,000,000	2,200,000	36,802,247	35,526
Net income	$ 6,750	$ 4,813	$ 24,285	$ 24	35,872
Distributions declared and paid (preferred units) (Note 8)	(6,750)	(4,813)			(11,563)
Balance at the end at Dec. 31, 2023	$ 73,216	$ 53,498	$ 321,424	$ 102	448,240
Balance at the end (shares) at Dec. 31, 2023	3,000,000	2,200,000	36,802,247	35,526
Net income	$ 6,750	$ 6,228	$ 38,575	$ 38	51,591
Repurchase of common units (Note 8)			$ (247)		(247)
Repurchase of common units (Note 8) (shares)			(55,118)
Distributions declared and paid (preferred units) (Note 8)	(6,750)	(6,228)			(12,978)
Distributions declared and paid (common units) (Note 8)			$ (1,803)		(1,803)
Distributions declared not paid (General Partner units) (Note 8)				(2)	(2)
Balance at the end at Dec. 31, 2024	$ 73,216	$ 53,498	$ 357,949	$ 138	$ 484,801
Balance at the end (shares) at Dec. 31, 2024	3,000,000	2,200,000	36,747,129	35,526